STOCK-BASED COMPENSATION (Details 4) (Restricted Stock [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested, Shares	120,000	135,000	15,000
Granted, Shares	10,000	0	120,000
Vested, Shares	80,000	15,000	0
Forfeited, Shares	0	0	0
Nonvested, Shares	50,000	120,000	135,000